Supplemental Cash Flow Information	12 Months Ended
Nov. 30, 2019
Supplemental Cash Flow Elements [Abstract]
Supplemental Cash Flow Information	Supplemental Cash Flow Information

(in millions)	November 30, 2019	November 30, 2018
Cash and cash equivalents (Consolidated Balance Sheets)	$518	$982
Restricted cash included in prepaid expenses and other and other assets	13	14
Total cash, cash equivalents and restricted cash (Consolidated Statements of Cash Flows)	$530	$996

Cash paid for interest, net of capitalized interest, was $171 million in 2019, $182 million in 2018 and $191 million in 2017. In addition, cash paid for income taxes, net of recoveries, was $46 million in 2019, $58 million in 2018 and $43 million in 2017.

During 2019, 2018, and 2017, we issued notes receivable upon sale of ships of $104 million, $35 million and $45 million.